Investments - Narrative, Cost or Amortized Cost, Gross Unrealized Gains and Losses, Fair Value and OTTI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Fair Value	$ 42.6	$ 46.7
Investment exposure	38.4	43.4
Fixed maturity securities available-for-sale, unrealized gains	4.2	3.3
States, municipalities and political subdivisions
Debt Securities, Available-for-sale [Line Items]
Fair Value	2.1	3.2
Investment exposure	2.0	3.1
Fixed maturity securities available-for-sale, unrealized gains	0.1	0.1
Corporate fixed maturity and equity securities, energy sector
Debt Securities, Available-for-sale [Line Items]
Investment exposure	3.7	3.8
Fixed maturity securities available-for-sale, unrealized gains	0.3	0.3
Pre-refunded bonds | States, municipalities and political subdivisions
Debt Securities, Available-for-sale [Line Items]
Fair Value	$ 0.5	$ 0.5
Municipal revenue bonds | Credit concentration | Investment portfolio | States, municipalities and political subdivisions
Debt Securities, Available-for-sale [Line Items]
Concentration percentage	76.00%	84.00%
Fixed maturity securities
Debt Securities, Available-for-sale [Line Items]
Fixed maturity securities on deposit with various governmental authorities	$ 0.9	$ 0.9
Individual U. S. states | Credit concentration | Investment portfolio | States, municipalities and political subdivisions
Debt Securities, Available-for-sale [Line Items]
Concentration percentage	3.00%	3.00%
Europe | Corporate fixed maturity and equity securities
Debt Securities, Available-for-sale [Line Items]
Investment exposure	$ 5.1	$ 6.0
Fixed maturity securities available-for-sale, unrealized gains	$ 0.4	$ 0.3
United Kingdom | Credit concentration | Investment portfolio | Corporate fixed maturity and equity securities
Debt Securities, Available-for-sale [Line Items]
Concentration percentage	10.00%	11.00%